UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Strategy Shares US Market Rotation Strategy ETF (HUSE)

Strategy Shares EcoLogical Strategy ETF (HECO)

Strategy Shares Nasdaq 7 Handl™ Index ETF (HNDL)

O C T O B E R  31 ,  2 0 1 9

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Strategy Shares’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on http://strategysharesetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by notifying your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue to receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Expense Examples (Unaudited)	October 31, 2019

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2019 and held through the period ended October 31, 2019.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual		Hypothetical	Annualized
	Account	Account	Ending	Expenses	Total	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Return	Paid During	Ratio During
Fund	5/1/19	10/31/19	10/31/19	the Period(1)	at NAV	the Period(2)(3)	the Period
Strategy Shares
US Market Rotation Strategy ETF (HUSE)	$1,000.00	$940.40	$1,020.86	$4.15	(5.96)%	$4.32	0.85%
Strategy Shares
EcoLogical Strategy ETF (HECO)	1,000.00	986.70	1,020.36	4.74	(1.33)%	4.82	0.95%
Strategy Shares
Nasdaq 7 Handl™ Index ETF (HNDL)	1,000.00	1,057.20	1,020.36	4.91	5.72%	4.82	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report  |  1

Strategy Shares US Market Rotation Strategy ETF (HUSE)	October 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	6.8%
Consumer Staples	1.8%
Energy	2.2%
Financials	1.8%
Health Care	5.4%
Industrials	6.5%
Information Technology	3.5%
Utilities	1.3%
Exchange-Traded Funds	70.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 23.4%
Communication Services — 5.5%
644	Charter Communications, Inc., Class A †	$301,302
5,749	T-Mobile US, Inc. †	475,211
1,386	Walt Disney Co.	180,069
5,257	Zayo Group Holdings, Inc. †	179,474
		1,136,056
Consumer Staples — 1.4%
3,756	Sysco Corp.	299,992
Energy — 1.7%
2,875	Cheniere Energy, Inc. †	176,956
14,537	Energy Transfer, LP	183,021
		359,977
Financials — 1.4%
2,367	Assurant, Inc.	298,408
Health Care — 4.4%
1,431	Amgen, Inc.	305,161
2,910	Celgene Corp. †	314,367
4,578	CVS Health Corp.	303,933
		923,461
Industrials — 5.1%
10,869	Arconic, Inc.	298,572
3,169	Jacobs Engineering Group, Inc.	296,555
562	TransDigm Group, Inc.	295,769
1,343	WABCO Holdings, Inc. †	180,795
		1,071,691
Information Technology — 2.8%
1	Fiserv, Inc. †	106
2,069	Microsoft Corp.	296,633
3,603	Qualcomm, Inc.	289,825
		586,564
Utilities — 1.1%
35,694	PG&E Corp. †	220,232
Total Common Stocks (Cost $4,872,643)		$4,896,381
Shares		Fair Value
Exchange-Traded Funds — 56.6%
16,200	Invesco DWA Momentum ETF	$988,362
15,003	Invesco S&P 500 Pure Value ETF	982,396
9,373	iShares 10-20 Year Treasury Bond ETF	1,391,797
1,693	iShares 1-3 Year Treasury Bond ETF	143,820
9,227	iShares 20+ Year Treasury Bond ETF	1,303,221
12,383	iShares 7-10 Year Treasury Bond ETF	1,393,211
12,435	iShares Core S&P Small-Capital ETF	987,588
14,800	iShares MSCI EAFE ETF	997,816
7,928	ProShares Short VIX Short-Term Futures ETF	457,921
7,202	SPDR S&P 500 ETF Trust	2,184,584
8,342	Vanguard Dividend Appreciation ETF	997,787
Total Exchange-Traded Funds (Cost $11,823,684)		$11,828,503
Total Investments — 80.0%
(Cost $16,696,327)		$16,724,884
Other Assets less Liabilities — 20.0%		4,176,415

Net Assets — 100.0%		$20,901,299

†	Non-income producing security

ETF — Exchange-Traded Fund

LP — Limited Partnership

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2  |  Semi-Annual Shareholder Report

Strategy Shares EcoLogical Strategy ETF (HECO)	October 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Communication Services	3.4%
Consumer Discretionary	19.9%
Consumer Staples	25.1%
Financials	22.5%
Health Care	6.9%
Industrials	7.0%
Information Technology	6.9%
Exchange-Traded Fund	7.7%
Exchange-Traded Note	0.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 80.5%
Communication Services — 3.0%
703	Alphabet, Inc., Class A †	$884,936
9,377	Electronic Arts, Inc. †	903,943
		1,788,879
Consumer Discretionary — 17.5%
440	Booking Holdings, Inc. †	901,459
16,286	Home Depot, Inc.	3,820,370
4,514	McDonald’s Corp.	887,904
8,221	Ross Stores, Inc.	901,597
65,526	TJX Companies, Inc.	3,777,574
		10,288,904
Consumer Staples — 22.1%
15,492	Clorox Co.	2,288,013
33,092	Coca-Cola Co.	1,801,198
3,034	Costco Wholesale Corp.	901,432
16,514	Hershey Co.	2,425,411
15,468	Monster Beverage Corp. †	868,219
34,436	PepsiCo, Inc.	4,723,586
		13,007,859
Financials — 19.7%
13,960	Allstate Corp.	1,485,623
19,024	Intercontinental Exchange, Inc.	1,794,344
12,580	Progressive Corp.	876,826
4,669	RenaissanceRe Holdings, Ltd.	873,943
7,130	S&P Global, Inc.	1,839,468
15,104	SEI Investments Co.	905,032
7,746	T. Rowe Price Group, Inc.	896,987
22,646	Travelers Companies, Inc.	2,967,985
		11,640,208
Health Care — 6.1%
4,424	Amgen, Inc.	943,418
6,356	Danaher Corp.	875,984
6,704	Johnson & Johnson	885,196
4,112	Stryker Corp.	889,302
		3,593,900
Shares		Fair Value
Common Stocks — (Continued)
Industrials — 6.0%
9,898	Ametek, Inc.	$907,152
3,337	Cintas Corp.	896,552
10,398	Eaton Corp. PLC	905,770
13,012	IHS Markit, Ltd. †	911,100
		3,620,574
Information Technology — 6.1%
7,198	CDW Corp.	920,696
12,294	Microsoft Corp.	1,762,591
4,814	Visa, Inc., Class A	861,032
		3,544,319
Total Common Stocks (Cost $46,494,073)		$47,484,643
Exchange-Traded Funds — 6.8%
47,121	iShares 1-3 Year Treasury Bond ETF	4,002,929
Total Exchange-Traded Funds (Cost $3,995,369)		$4,002,929
Exchange-Traded Notes — 0.5%
31,500	VelocityShares Daily 2X VIX Short-Term ETN	290,430
Total Exchange-Traded Notes (Cost $295,284)		$290,430
Total Investments — 87.8%
(Cost $50,784,726)		$51,778,002
Other Assets less Liabilities — 12.2%		7,192,049

Net Assets — 100.0%		$58,970,051

†	Non-income producing security

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

PLC — Public Limited Company

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report  |  3

Strategy Shares Nasdaq 7 Handl™ Index ETF (HNDL)	October 31, 2019 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 90.0%
7,524	Fidelity MSCI Utilities Index ETF	$317,137
54,540	Global X MLP ETF	431,957
34,632	Global X Nasdaq 100 Covered Call ETF	801,038
63,108	Global X U.S. Preferred ETF	1,585,273
23,220	Hartford Total Return Bond ETF	964,211
7,740	Invesco QQQ Trust	1,525,399
25,092	Invesco Taxable Municipal Bond	807,711
8,136	iShares Core Growth Allocation ETF	378,894
1,620	iShares Core S&P 500 ETF	494,051
7,272	iShares Core S&P Total U.S. Stock Market ETF	498,423
20,124	iShares Core U.S. Aggregate Bond ETF	2,277,031
42,300	Schwab U.S. Aggregate Bond ETF	2,277,854
6,876	Schwab U.S. Large-Cap ETF	498,235
5,760	Schwab U.S. REIT ETF	274,637
76,860	SPDR Portfolio Aggregate Bond ETF	2,275,825
1,404	Vanguard Dividend Appreciation ETF	167,932
11,196	Vanguard Intermediate-Term Corporate Bond ETF	1,025,554
27,936	Vanguard Mortgage-Backed Securities ETF	1,489,827
30,240	Xtrackers USD High Yield Corporate Bond ETF	1,509,278
Total Exchange-Traded Funds (Cost $18,653,538)		$19,600,267
Total Investments — 90.0%
(Cost $18,653,538)		$19,600,267
Other Assets less Liabilities — 10.0%		2,169,001

Net Assets — 100.0%		$21,769,268

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreement

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Pay	1-Month USD-LIBOR + 80 bps	Nasdaq 7 Handl™ Index	BNP Paribas SA	Monthly	1/7/20	$8,591,010	$44,092

SA — Societe Anonyme (French Investment Bank)

The derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

4  |  Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2019 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	US Market Rotation	EcoLogical	Nasdaq 7 Handl™
	Strategy ETF (HUSE)	Strategy ETF (HECO)	Index ETF (HNDL)
Assets:
Investments, at value (Cost $16,696,327, $50,784,726 and $18,653,538, respectively)	$16,724,884	$51,778,002	$19,600,267
Cash and Cash Equivalents	4,204,422	7,049,187	2,150,316
Dividends and interest receivable	7,733	35,813	3,919
Receivable for investments sold	13,379,068	12,339,233	—
Unrealized appreciation on swap agreement	—	—	44,092
Prepaid expenses	4,015	1,914	1,242
Total Assets	34,320,122	71,204,149	21,799,836
Liabilities:
Payable for investments purchased	13,348,212	12,162,960	—
Accrued expenses:
Advisory	24,930	31,475	6,062
Administration	3,181	4,563	1,616
Administrative support	6,728	2,582	2,582
Compliance services	275	4	13
Custodian	—	2,022	—
Fund accounting	—	78	26
Other	35,497	30,414	20,269
Total Liabilities	13,418,823	12,234,098	30,568
Net Assets	$20,901,299	$58,970,051	$21,769,268
Net Assets consist of:
Paid in Capital	$51,932,321	$61,861,807	$21,337,761
Total Distributable Earnings / (Loss)	(31,031,022)	(2,891,756)	431,507
Net Assets	$20,901,299	$58,970,051	$21,769,268

Net Assets:	$20,901,299	$58,970,051	$21,769,268
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	625,000	1,450,000	900,000
Net Asset Value (offering and redemption price per share):	$33.44	$40.67	$24.19

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report  |  5

Statements of Operations	For the six months ended October 31, 2019 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	US Market Rotation	EcoLogical	Nasdaq 7 Handl™
	Strategy ETF (HUSE)	Strategy ETF (HECO)	Index ETF (HNDL)
Investment Income:
Dividend income (Net of foreign tax withholding of $2,448, $1,128 and $—, respectively)	$711,152	$387,427	$276,084
Interest income	—	6	—
Total Investment Income	711,152	387,433	276,084
Expenses:
Advisory	345,021	206,201	50,994
Administration	39,961	25,913	6,604
Administrative support	22,512	15,082	15,082
Fund accounting	564	454	184
Custodian	21,802	10,059	807
Trustee	4,751	4,751	4,751
Compliance services	7,870	6,876	5,014
Legal and audit	12,271	12,209	14,788
Printing	10,455	6,890	5,529
Other fees	20,468	11,455	9,095
Recoupment of prior expenses waived or reimbursed by the Advisor	—	24,118	—
Total Expenses before fee reductions	485,675	324,008	112,848
Expenses contractually waived or reimbursed by the Advisor	—	—	(32,088)
Total Net Expenses	485,675	324,008	80,760
Net Investment Income	225,477	63,425	195,324
Realized and Unrealized Gains (Losses):
Net realized losses from investment transactions	(6,471,416)	(1,597,965)	(42,656)
Net realized gains from in-kind transactions	4,323,495	1,231,935	—
Net realized gains from swap agreements	—	—	178,709
Change in unrealized appreciation/depreciation on investments	(5,418,036)	(789,696)	565,109
Change in unrealized appreciation on swaps	—	—	25,291
Net Realized and Unrealized Gains (Losses)	(7,565,957)	(1,155,726)	726,453
Change in Net Assets Resulting From Operations	$(7,340,480)	$(1,092,301)	$921,777

(See notes which are an integral part of the Financial Statements)

6  |  Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Strategy Shares US Market		Strategy Shares EcoLogical
	Rotation Strategy ETF (HUSE)		Strategy ETF (HECO)
	Six Months Ended		Six Months Ended
	October 31, 2019	Year Ended	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019	(Unaudited)	April 30, 2019
From Investment Activities:
Operations:
Net investment income	$225,477	$615,008	$63,425	$296,825
Net realized losses from investment and in-kind transactions	(2,147,921)	(25,317,820)	(366,030)	(2,966,258)
Change in unrealized appreciation/depreciation on investments	(5,418,036)	5,510,802	(789,696)	(70,053)
Change in net assets resulting from operations	(7,340,480)	(19,192,010)	(1,092,301)	(2,739,486)
Distributions to Shareholders From:
Total Distributions Paid	—	(6,453,325)	—	(1,395,408)
Change in net assets from distributions	—	(6,453,325)	—	(1,395,408)
Capital Transactions:
Proceeds from shares issued	10,592,411	180,054,262	24,892,453	73,960,705
Cost of shares redeemed	(176,175,021)	(49,090,508)	(28,728,488)	(14,191,883)
Change in net assets from capital transactions	(165,582,610)	130,963,754	(3,836,035)	59,768,822
Change in net assets	(172,923,090)	105,318,419	(4,928,336)	55,633,928
Net Assets:
Beginning of period	193,824,389	88,505,970	63,898,387	8,264,459
End of period	$20,901,299	$193,824,389	$58,970,051	$63,898,387
Share Transactions:
Issued	300,000	4,525,000	600,000	1,700,000
Redeemed	(5,125,000)	(1,350,000)	(700,000)	(350,000)
Change in shares	(4,825,000)	3,175,000	(100,000)	1,350,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report  |  7

Statements of Changes in Net Assets (Continued)

	Strategy Shares Nasdaq 7
	Handl™ Index ETF (HNDL)
	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
From Investment Activities:
Operations:
Net investment income	$195,324	$206,398
Net realized gains (losses) from investment transactions and swap agreements	136,053	(141,962)
Change in unrealized appreciation/depreciation on investments and swaps	590,400	471,597
Change in net assets resulting from operations	921,777	536,033
Distributions to Shareholders From:
Total Distributions Paid	(595,413)	(341,012)
Return of Capital	—	(266,122)
Change in net assets from distributions	(595,413)	(607,134)
Capital Transactions:
Proceeds from shares issued	9,000,668	10,084,271
Cost of shares redeemed	—	(1,146,854)
Change in net assets from capital transactions	9,000,668	8,937,417
Change in net assets	9,327,032	8,866,316
Net Assets:
Beginning of period	12,442,236	3,575,920
End of period	$21,769,268	$12,442,236
Share Transactions:
Issued	375,000	425,000
Redeemed	—	(50,000)
Change in shares	375,000	375,000

(See notes which are an integral part of the Financial Statements)

8  |  Semi-Annual Shareholder Report

Financial Highlights	Strategy Shares

	Net Asset						Distributions
	Value,	Net		Net realized		Total from	from net	Distributions	Distributions
	beginning	investment		and unrealized		investment	investment	from Return	from net
	of period	income (loss)		gains (losses)		activities	income	of Capital	realized gains
Strategy Shares US Market Rotation Strategy ETF (HUSE)
Six Months ended October 31, 2019 (Unaudited)	$35.56	0.77		(2.89)		(2.12)	—	—	—
Year Ended April 30, 2019	$38.90	0.11		(2.36)		(2.25)	(0.06)	—	(1.03)
Year Ended April 30, 2018	$37.82	(0.01)		3.74		3.73	(0.01)	—	(2.64)
Year Ended April 30, 2017	$37.17	0.11		4.42		4.53	(0.20)	—	(3.68)
Year Ended April 30, 2016	$37.96	0.29		(0.09	) (g)	0.20	(0.42)	—	(0.57)
Year Ended April 30, 2015	$35.16	0.25		4.41		4.66	(0.24)	—	(1.62)

Strategy Shares EcoLogical Strategy ETF (HECO)
Six Months ended October 31, 2019 (Unaudited)	$41.22	0.05		(0.60)		(0.55)	—	—	—
Year Ended April 30, 2019	$41.32	0.05		0.65	(g)	0.70	(0.11)	—	(0.69)
Year Ended April 30, 2018	$38.31	0.47		5.00		5.47	(0.45)	—	(2.01)
Year Ended April 30, 2017	$35.11	0.43		6.44		6.87	(0.36)	—	(3.31)
Year Ended April 30, 2016	$37.15	0.09		(0.62)		(0.53)	(0.04)	—	(1.47)
Year Ended April 30, 2015	$34.75	0.10		2.77		2.87	(0.08)	—	(0.39)

Strategy Shares Nasdaq 7 Handl™ Index ETF (HNDL)
Six Months ended October 31, 2019 (Unaudited)	$23.70	0.45		0.88		1.33	(0.84)	—	—
Year Ended April 30, 2019	$23.84	0.56	(i)	0.95		1.51	(0.92)	(0.73)	—
January 16, 2018(j) through April 30, 2018	$25.00	0.13		(0.87)		(0.74)	—	(0.42)	—

(a)	Not annualized for periods less than one year.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(d)	Annualized for periods less than one year.

(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)	Effective June 1, 2016, Tuttle Tactical Management, LLC became the investment Subadvisor to the Strategy Shares US Market Rotation Strategy ETF (HUSE). The ETF is actively managed to rotate among stocks and sectors, therefore portfolio turnover will be higher than previous years.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Effective September 1, 2018, Tuttle Tactical Management, LLC became the investment Subadvisor to the Strategy Shares EcoLogical Strategy ETF (HECO). The ETF is actively managed to rotate among stocks and sectors, therefore portfolio turnover will be higher than previous years.

(i)	Calculated using average shares method.

(j)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

10  |  Semi-Annual Shareholder Report

						Ratio of Net
				Ratio of Net	Ratio of Gross	Investment
				Expenses	Expenses	Income (Loss)	Net Assets
Total	Net Asset Value,	Total return	Total return	to Average	to Average	to Average	at end of period	Portfolio
distributions	end of period	at NAV(a)(b)	at market(a)(c)	Net Assets(d)	Net Assets(d)(e)	Net Assets(d)	(000’s)	turnover(a)

—	$33.44	(5.96)%	(6.05)%	0.85%	0.85%	0.40%	$20,901	2,181%
(1.09)	$35.56	(5.61)%	(5.90)%	0.91%	0.91%	0.31%	$193,824	3,537%
(2.65)	$38.90	9.93%	9.98%	0.95%	0.95%	(0.02)%	$88,506	1,989%
(3.88)	$37.82	12.61%	11.45%	0.95%	2.61%	0.51%	$14,184	2,875	% (f)
(0.99)	$37.17	0.47%	0.76%	0.95%	3.83%	0.80%	$4,646	85%
(1.86)	$37.96	13.26%	14.68%	0.95%	2.86%	0.51%	$5,693	16%

—	$40.67	(1.33)%	(1.31)%	0.95%	0.95%	0.19%	$58,970	1,024%
(0.80)	$41.22	1.79%	1.35%	0.95%	1.01%	0.63%	$63,898	3,099	% (h)
(2.46)	$41.32	14.22%	14.18%	0.95%	2.35%	1.14%	$8,264	16%
(3.67)	$38.31	20.12%	21.04%	0.95%	2.87%	1.18%	$7,661	70%
(1.51)	$35.11	(1.55)%	(3.17)%	0.95%	3.57%	0.22%	$6,144	107%
(0.47)	$37.15	8.26%	10.19%	0.95%	2.79%	0.19%	$8,358	54%

(0.84)	$24.19	5.72%	5.36%	0.95%	1.33%	2.30%	$21,769	21%
(1.65)	$23.70	6.65%	6.68%	0.95%	2.30%	2.41%	$12,442	118%
(0.42)	$23.84	(2.96)%	(2.76)%	0.95%	6.33%	2.00%	$3,576	18%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report  |  11

Notes to Financial Statements	October 31, 2019 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in three separate series: Strategy Shares US Market Rotation Strategy ETF (HUSE) (“US Market Rotation Strategy ETF”), Strategy Shares EcoLogical Strategy ETF (HECO) (“EcoLogical Strategy ETF”), and Strategy Shares Nasdaq 7 Handl™ Index ETF (HNDL) (“Nasdaq 7 Handl™ Index ETF”) (individually referred to as a “Fund”, or collectively as the “Funds”). Each Fund is classified as diversified under the 1940 Act. The US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) are each an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is long-term capital appreciation. The Nasdaq 7 Handl™ Index ETF (HNDL) is a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7 Handl™ Index ETF (HNDL) is to seek investment results that correlate to the price and yield performance of the Nasdaq 7 Handl™ Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the US Market Rotation Strategy ETF and EcoLogical Strategy ETF are listed and traded on the NYSE Arca, Inc. Shares of the Nasdaq 7 Handl™ Index ETF are listed and traded on the Nasdaq. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Quoted prices in active markets for identical assets.

●	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

12  |  Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following table provides the fair value measurement as of October 31, 2019, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

			Total
	Level 1	Level 2	Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$4,896,381	$—	$4,896,381
Exchange-Traded Funds	11,828,503	—	11,828,503
Total Investments	$16,724,884	$—	$16,724,884
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$47,484,643	$—	$47,484,643
Exchange-Traded Funds	4,002,929	—	4,002,929
Exchange-Traded Notes	290,430	—	290,430
Total Investments	$51,778,002	$—	$51,778,002
Nasdaq 7 Handl™ Index ETF (HNDL)
Exchange-Traded Funds	$19,600,267	$—	$19,600,267
Other Financial Instruments(2)
Total Return Swap Agreement	—	44,092	44,092
Total Investments	$19,600,267	$44,092	$19,644,359

(1)	Please see the Portfolio of Investments for industry classifications.

(2)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

For the period ended October 31, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Derivative Instruments

Swap Agreements: The Nasdaq 7 Handl™ Index ETF may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Nasdaq 7 Handl™ Index ETF may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker -dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at October 31, 2019 is disclosed in the swap tables included in the Portfolios of Investments.

Semi-Annual Shareholder Report  |  13

Notes to Financial Statements (Continued)

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Nasdaq 7 Handl™ Index ETF’s Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2019.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreement	on Swap Agreement
Equity Risk Exposure:
Nasdaq 7 Handl™
Index ETF (HNDL)	$44,092	$—

The following table presents the effect of derivative instruments on the Nasdaq 7 Handl™ Index ETF’s Statement of Operations, categorized by risk exposure, for the period ended October 31, 2019.

	Net Realized Gain	Change in Unrealized
	on Swap Agreement	Appreciation on Swap
	Recognized as a Result	Agreement Recognized
Fund	from Operations	from Operations
Equity Risk Exposure:
Nasdaq 7 Handl™
Index ETF (HNDL)	$178,709	$25,291

E. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the US Market Rotation ETF and EcoLogical Strategy ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. For the Nasdaq 7 Handl™ Index ETF, dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

F. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with Mutual Fund & Variable Insurance Trust, another open-end management investment company managed by Rational Advisors, Inc. (the “Advisor”). Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

The Advisor serves as the Funds’ investment advisor. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex”. The US Market Rotation Strategy ETF, EcoLogical Strategy ETF, and Nasdaq 7 Handl™ Index ETF each pay 0.60% of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor. The Sub-Advisor to both US Market Rotation Strategy ETF and EcoLogical Strategy ETF is Tuttle Tactical Management, LLC. The Advisor pays the Sub-Advisor 0.65% of the net management fees that the Advisor receives from the US Market Rotation Strategy ETF and 0.50% of the net management fees that the Advisor receives from the EcoLogical Strategy ETF.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for US Market Rotation Strategy ETF, EcoLogical Strategy ETF, and Nasdaq 7 Handl™ Index ETF (excluding interest, taxes, short sale dividends, and interest expenses brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with the Funds’ compliance with the liquidity requirements of Rule 22e-4 under the 1940 Act and the Investment Company Reporting Modernization Rules, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect for the Funds until at least August 31, 2020. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees waived or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2019, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
	4/30/20	4/30/21	4/30/22	4/30/23	Total
EcoLogical Strategy ETF (HECO)	$105,726	$116,210	$27,013	$—	$248,949
Nasdaq 7 Handl™ Index ETF (HNDL)	—	55,481	115,986	32,088	203,555

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which

14  |  Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.040% of the first $500 million in aggregate net assets of the Funds;

- 0.035% of the aggregate net assets of the next $500 million; and

- 0.020% of the aggregate net assets in excess of $1 billion

The asset-based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by $50,000. MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

- 0.030% of the aggregate net assets from $0 to $1,000,000,000; and

- 0.020% of the aggregate net assets above $1,000,000,000

The asset -based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/ or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F. General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

For the Nasdaq 7 Handl™ Index ETF, the Advisor paid all organizational and offering costs to the Fund.

(4) Investment Transactions

Purchases and sales of investments, excluding in -kind transactions and short-term investments, for the period ended October 31, 2019 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$1,941,100,925	$1,966,858,201
EcoLogical Strategy ETF (HECO)	587,954,711	590,807,161
Nasdaq 7 Handl™ Index ETF (HNDL)	3,259,082	4,669,977

Purchases and sales of in-kind transactions for the period ended October 31, 2019 were as follows:

	Purchases	Sales
US Market Rotation Strategy ETF (HUSE)	$7,395,714	$138,685,511
EcoLogical Strategy ETF (HECO)	21,121,337	24,235,315
Nasdaq 7 Handl™ Index ETF (HNDL)	8,493,836	—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in -kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2019, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fair Value
US Market Rotation Strategy ETF (HUSE)	$7,395,714
EcoLogical Strategy ETF (HECO)	21,121,337
Nasdaq 7 Handl™ Index ETF (HNDL)	8,493,836

Semi-Annual Shareholder Report  |  15

Notes to Financial Statements (Continued)

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes) . The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2019, the Funds did not incur any interest or penalties

As of April 30, 2019, and December 31, 2018 for Nasdaq 7 Handl™ Index ETF, the tax cost of securities and the breakdown of unrealized appreciation (depreciation), excluding swap agreements, for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
	Securities	Appreciation	Depreciation	(Depreciation)
US Market Rotation Strategy ETF (HUSE)	$181,750,184	$—	$(412,168)	$(412,168)
EcoLogical Strategy ETF (HECO)	57,653,441	1,321,134	(74,422)	1,246,712
Nasdaq 7 Handl™ Index ETF (HNDL)	9,272,970	17,680	(343,673)	(325,993)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the fiscal year ended April 30, 2019 and the period ended December 31, 2018 for Nasdaq 7 Handl™ Index ETF, were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
	Income	Capital Gains	Distributions	Capital	Distributions Paid
US Market Rotation Strategy ETF (HUSE)	$6,453,325	$—	$6,453,325	$—	$6,453,325
EcoLogical Strategy ETF (HECO)	260,295	1,135,113	1,395,408	—	1,395,408
Nasdaq 7 Handl™ Index ETF (HNDL)	97,189	—	97,189	266,122	363,311

As of April 30, 2019, and December 31, 2018 for Nasdaq 7 Handl™ Index ETF, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)
US Market Rotation Strategy ETF (HUSE)	$286,147	$—	$286,147	$(23,564,521)	$(412,168)	$(23,690,542)
EcoLogical Strategy ETF (HECO)	93,427	—	93,247	(3,139,594)	1,246,712	(1,799,455)
Nasdaq 7 Handl™ Index ETF (HNDL)	—	—	—	(193,599)	(306,371)	(499,970)

16  |  Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

EcoLogical Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2019.

Semi-Annual Shareholder Report  |  17

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855- HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. Beginning April 30, 2020, the Funds will make these filings on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting “Form N-Q” or for filings made on April 30, 2020 or later, “Form N-PORT.”

Rational Advisors, Inc. is the Investment Advisor of Strategy Shares. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Strategy Shares US Market	Strategy Shares EcoLogical	Strategy Shares Nasdaq 7 Handl™
Rotation Strategy ETF (HUSE)	Strategy ETF (HECO)	Index ETF (HNDL)
Cusip 86280R100	Cusip 86280R209	Cusip 86280R506

Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi _______________

Jerry Szilagyi, Chief Executive Officer

Date ___ 12/20/2019________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry Szilagyi_____________________________________

Jerry Szilagyi, Chief Executive Officer

Date __ _12/20/2019________________________

By (Signature and Title) /s/ James Szilagyi__

James Szilagyi, Treasurer

Date ___ 12/19/2019_________________ __________